Note 12 - Stock-based Compensation - Options Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of options exercised (in shares)	194,100
Aggregate fair value	$ 3,682	$ 4,518
Employee Stock Option [Member]
Number of options exercised (in shares)	194,100
Aggregate fair value	$ 6,382
Intrinsic value	5,083
Amount of cash received	1,299
Tax benefit recognized	$ 2,440